Current and Deferred Income Tax (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Deferred income tax assets	$ 103,000,000	$ 126,000,000
Deferred income tax assets corresponding losses	294,000,000	503,000,000
Deferred income tax liabilities	$ 0	$ 0
Description of tax loss carry-forwards	Tax loss carry-forwards in Argentina generally expire within 5 years.